 Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
Lockheed Martin Corporation	59,296	$21,638,296	3.13%

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	52,632	16,421,710	2.37

Application Software
Adobe, Inc.*	69,814	30,390,732	4.39

Automobile Manufacturers
Tesla, Inc.*	20,129	21,735,496	3.14

Biotechnology
Regeneron Pharmaceuticals, Inc.*	49,605	30,936,158	4.47

Data Processing & Outsourced Services
PayPal Holdings, Inc.*	253,465	44,161,207	6.38
Square, Inc. - Cl. A*	136,447	14,318,748	2.07
Visa, Inc. - Cl. A	188,089	36,333,152	5.25
		94,813,107	13.70
Financial Exchanges & Data
S&P Global, Inc.	70,925	23,368,369	3.38

Footwear
NIKE, Inc. - Cl. B	180,748	17,722,342	2.56

Health Care Equipment
Danaher Corporation	120,203	21,255,497	3.07
Intuitive Surgical, Inc.*	22,515	12,829,722	1.86
		34,085,219	4.93
Interactive Media & Services
Alphabet, Inc. - Cl. A*	22,894	32,464,837	4.69
Facebook, Inc. - Cl. A*	121,838	27,665,754	4.00
		60,130,591	8.69
Internet & Direct Marketing Retail
Amazon.com, Inc.*	19,268	53,156,944	7.68

Metal & Glass Containers
Ball Corporation	160,448	11,149,532	1.61

	Number of Shares	Value	Percent of Net Assets
Restaurants
Chipotle Mexican Grill, Inc.*	15,789	$16,615,712	2.40%
McDonald’s Corporation	68,152	12,571,999	1.82
Starbucks Corp.	285,964	21,044,091	3.04
		50,231,802	7.26
Semiconductor Equipment
Lam Research Corporation	47,205	15,268,929	2.21

Semiconductors
NVIDIA Corporation	82,665	31,405,260	4.54

Specialized REITs
Crown Castle International Corp.	119,765	20,042,673	2.90

Specialty Chemicals
The Sherwin-Williams Company	43,393	25,074,645	3.63

Systems Software
Microsoft Corporation	251,948	51,273,938	7.41
ServiceNow, Inc.*	79,691	32,279,636	4.67
		83,553,574	12.08
Technology Hardware, Storage & Peripherals
Apple, Inc.	116,886	42,640,013	6.16

TOTAL COMMON STOCKS
(Cost $377,631,152)		683,765,392	98.83

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	10,401,675	10,401,675	1.50

TOTAL SHORT-TERM INVESTMENTS
(Cost $10,401,675)		10,401,675	1.50

TOTAL INVESTMENTS
(Cost $388,032,827)		694,167,067	100.33

Liabilities, Less Cash and Other Assets		(2,315,271)	(0.33)

NET ASSETS		$691,851,796	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	28,309	$8,832,691	2.62%

Application Software
Adobe, Inc.*	33,487	14,577,226	4.32
salesforce.com, inc.*	36,490	6,835,672	2.03
		21,412,898	6.35
Automobile Manufacturers
Tesla, Inc.*	9,407	10,157,773	3.01

Biotechnology
Exact Sciences Corporation*	35,058	3,047,942	0.90

Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	47,188	13,953,492	4.13
PayPal Holdings, Inc.*	86,359	15,046,328	4.46
Square, Inc. - Cl. A*	94,231	9,888,601	2.93
Visa, Inc. - Cl. A	55,369	10,695,630	3.17
		49,584,051	14.69
Education Services
Bright Horizons Family Solutions, Inc.*	25,544	2,993,757	0.89

Financial Exchanges & Data
Moody’s Corp.	17,693	4,860,798	1.44
S&P Global, Inc.	25,935	8,545,064	2.53
		13,405,862	3.97
Health Care Equipment
Danaher Corporation	45,129	7,980,161	2.36
Edwards Lifesciences Corp.*	40,401	2,792,113	0.83
IDEXX Laboratories, Inc.*	9,934	3,279,810	0.97
		14,052,084	4.16
Interactive Media & Services
Alphabet, Inc. - Cl. A*	8,732	12,382,413	3.67
Facebook, Inc. - Cl. A*	36,137	8,205,628	2.43
Snap, Inc. - Cl. A*	246,061	5,779,973	1.71
		26,368,014	7.81
Internet & Direct Marketing Retail
Amazon.com, Inc.*	7,758	21,402,925	6.34

	Number of Shares	Value	Percent of Net Assets
Life Sciences Tools & Services
Mettler-Toledo International, Inc.*	9,366	$7,544,781	2.24%

Movies & Entertainment
Netflix, Inc.*	6,988	3,179,820	0.94
Spotify Technology S.A.*	37,906	9,786,950	2.90
The Walt Disney Company	30,359	3,385,332	1.01
		16,352,102	4.85
Pharmaceuticals
Zoetis, Inc.	61,831	8,473,320	2.51

Research & Consulting Services
CoStar Group, Inc.*	5,308	3,772,236	1.12

Restaurants
Chipotle Mexican Grill, Inc.*	9,822	10,336,280	3.06
Starbucks Corp.	90,735	6,677,189	1.98
		17,013,469	5.04
Semiconductors
NVIDIA Corporation	39,571	15,033,419	4.46

Specialized REITs
Crown Castle International Corp.	68,703	11,497,447	3.41

Specialty Chemicals
The Sherwin-Williams Company	18,996	10,976,839	3.25

Systems Software
Microsoft Corporation	111,892	22,771,141	6.75
ServiceNow, Inc.*	21,274	8,617,246	2.55
		31,388,387	9.30
Technology Hardware, Storage & Peripherals
Apple, Inc.	59,093	21,557,126	6.39

Trucking
Uber Technologies, Inc.*	258,281	8,027,373	2.38

TOTAL COMMON STOCKS
(Cost $177,968,037)		322,894,496	95.69

	Number of Shares	Value	Percent of Net Assets

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	16,379,148	$16,379,148	4.85%

TOTAL SHORT-TERM INVESTMENTS
(Cost $16,379,148)		16,379,148	4.85

TOTAL INVESTMENTS
(Cost $194,347,185)		339,273,644	100.54
Liabilities, Less Cash and Other Assets		(1,830,792)	(0.54)

NET ASSETS		$337,442,852	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico 21st Century Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS
Aerospace & Defense
HEICO Corporation	48,506	$4,833,623	1.76%

Apparel Retail
Burlington Stores, Inc.*	30,389	5,984,506	2.18

Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	16,283	5,080,459	1.85

Application Software
Atlassian Corporation PLC - Cl. A*	42,007	7,572,602	2.76
Constellation Software, Inc.	5,185	5,854,474	2.14
Guidewire Software, Inc.*	51,859	5,748,570	2.10
PTC, Inc.*	62,052	4,827,025	1.76
RealPage, Inc.*	84,965	5,523,575	2.02
The Descartes Systems Group, Inc.*	143,100	7,554,491	2.76
		37,080,737	13.54
Biotechnology
Exact Sciences Corporation*	39,238	3,411,351	1.25
Repligen Corp.*	22,893	2,829,804	1.03
		6,241,155	2.28
Construction Materials
Vulcan Materials Company	43,388	5,026,500	1.83

Data Processing & Outsourced Services
Fidelity National Information Services, Inc.	50,090	6,716,568	2.45
Global Payments, Inc.	44,029	7,468,199	2.73
Square, Inc. - Cl. A*	62,616	6,570,923	2.40
WEX, Inc.*	35,248	5,816,273	2.12
		26,571,963	9.70
Diversified Support Services
Cintas Corp.	25,868	6,890,200	2.52

Education Services
Bright Horizons Family Solutions, Inc.*	44,346	5,197,351	1.90

Electrical Components & Equipment
AMETEK, Inc.	70,986	6,344,019	2.32

	Number of Shares	Value	Percent of Net Assets
Electronic Components
Amphenol Corp. - Cl. A	56,395	$5,403,205	1.97%

Electronic Equipment & Instruments
Cognex Corporation	95,603	5,709,411	2.08
Novanta, Inc.*	42,470	4,534,522	1.66
		10,243,933	3.74
Financial Exchanges & Data
MSCI, Inc.	14,888	4,969,912	1.81

General Merchandise Stores
Ollie’s Bargain Outlet Holdings, Inc.*	54,113	5,284,134	1.93

Health Care Equipment
DexCom, Inc.*	13,176	5,341,550	1.95
IDEXX Laboratories, Inc.*	17,270	5,701,863	2.08
Insulet Corp.*	21,643	4,204,369	1.53
Intuitive Surgical, Inc.*	8,073	4,600,238	1.68
Teleflex, Inc.	17,575	6,396,949	2.34
		26,244,969	9.58
Health Care Supplies
The Cooper Companies, Inc.	19,474	5,523,605	2.02

Home Improvement Retail
Floor & Decor Holdings, Inc. - Cl. A*	48,648	2,804,557	1.02

Hotels, Resorts & Cruise Lines
Hilton Worldwide Holdings, Inc.	55,927	4,107,838	1.50

Interactive Media & Services
Snap, Inc. - Cl. A*	487,700	11,456,073	4.18

Internet Services & Infrastructure
Okta, Inc.*	12,540	2,510,884	0.92
Twilio, Inc. - Cl. A*	38,443	8,435,163	3.08
		10,946,047	4.00
Life Sciences Tools & Services
Avantor, Inc.*	183,513	3,119,721	1.14
Mettler-Toledo International, Inc.*	4,141	3,335,783	1.22
		6,455,504	2.36
Managed Health Care
Centene Corp.*	60,177	3,824,248	1.40

Metal & Glass Containers
Ball Corporation	72,399	5,031,007	1.84

	Number of Shares	Value	Percent of Net Assets
Real Estate Services
FirstService Corporation	63,800	$6,426,525	2.35%

Regional Banks
First Republic Bank	51,040	5,409,730	1.97

Research & Consulting Services
CoStar Group, Inc.*	11,601	8,244,482	3.01
Verisk Analytics, Inc.	22,774	3,876,135	1.42
		12,120,617	4.43
Restaurants
Chipotle Mexican Grill, Inc.*	4,457	4,690,369	1.71

Semiconductor Equipment
Lam Research Corporation	23,981	7,756,894	2.83

Semiconductors
Marvell Technology Group Ltd.	127,202	4,459,702	1.63
Microchip Technology, Inc.	53,322	5,615,340	2.05
		10,075,042	3.68
Specialized Consumer Services
frontdoor, Inc.*	56,422	2,501,187	0.91

Specialized REITs
SBA Communications Corporation - Cl. A	15,799	4,706,838	1.72

Trucking
Lyft, Inc. - Cl. A*	148,350	4,897,034	1.79

TOTAL COMMON STOCKS
(Cost $189,356,693)		270,129,781	98.62

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	183,855	183,855	0.07

TOTAL SHORT-TERM INVESTMENTS
(Cost $183,855)		183,855	0.07

TOTAL INVESTMENTS
(Cost $189,540,548)		270,313,636	98.69

Cash and Other Assets, Less Liabilities		3,584,230	1.31

NET ASSETS		$273,897,866	100.00%

*	Non-income producing

See notes to schedule of investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS
Aerospace & Defense
BAE Systems PLC	86,935	$519,824	0.95%
Safran S.A.*	3,577	359,815	0.66
		879,639	1.61
Airlines
Ryanair Holdings PLC Spon. ADR*	3,750	248,775	0.46

Apparel, Accessories & Luxury Goods
adidas A.G.*	1,349	355,666	0.65
LVMH Moet Hennessy Louis Vuitton S.E.	1,018	449,442	0.82
		805,108	1.47
Application Software
Atlassian Corporation PLC - Cl. A*	1,597	287,891	0.53
Constellation Software, Inc.	288	325,186	0.59
SAP S.E.	11,237	1,570,813	2.87
The Descartes Systems Group, Inc.*	6,800	358,984	0.66
Xero Ltd.*	6,419	403,210	0.74
		2,946,084	5.39
Asset Management & Custody Banks
Hargreaves Lansdown PLC	13,288	267,967	0.49
Julius Baer Group Ltd.	12,162	510,775	0.94
		778,742	1.43
Biotechnology
CSL Ltd.	1,898	377,491	0.69

Casinos & Gaming
Sands China, Ltd.	65,600	258,414	0.47

Communications Equipment
Telefonaktiebolaget LM Ericsson B Shares	46,423	430,320	0.79

Construction & Engineering
Taisei Corporation	8,100	295,213	0.54

Consumer Electronics
Sony Corporation	13,800	952,616	1.74

	Number of Shares	Value	Percent of Net Assets
Data Processing & Outsourced Services
Mastercard, Inc. - Cl. A	1,050	$310,485	0.57%
Pagseguro Digital Ltd. - Cl. A*	11,887	420,086	0.77
PayPal Holdings, Inc.*	2,073	361,179	0.66
		1,091,750	2.00
Distillers & Vintners
Diageo PLC	12,733	423,211	0.77
Pernod Ricard S.A.	3,016	474,919	0.87
Treasury Wine Estates Ltd.	41,223	299,933	0.55
		1,198,063	2.19
Diversified Banks
BAWAG Group A.G.*	9,866	341,384	0.62
BNP Paribas S.A.*	14,673	586,245	1.07
HDFC Bank Ltd. ADR	7,605	345,723	0.63
HSBC Holdings PLC	57,307	266,339	0.49
ING Groep N.V.	23,141	161,314	0.30
Sumitomo Mitsui Financial Group, Inc.	19,100	539,036	0.99
		2,240,041	4.10
Drug Retail
Zur Rose Group A.G.*	887	242,714	0.44

Electrical Components & Equipment
ABB Ltd.	19,658	445,901	0.82

Electronic Equipment & Instruments
Keyence Corporation	1,700	712,405	1.30

Financial Exchanges & Data
Deutsche Boerse A.G.	7,304	1,321,854	2.42
London Stock Exchange Group PLC	2,783	289,418	0.53
		1,611,272	2.95
Food Retail
Koninklijke Ahold Delhaize N.V.	10,150	276,629	0.51

General Merchandise Stores
B&M European Value Retail S.A.	222,865	1,097,032	2.01
Dollarama, Inc.	12,142	403,898	0.74
		1,500,930	2.75
Health Care Equipment
Koninklijke Philips N.V.*	32,216	1,505,064	2.76
Olympus Corporation	32,400	623,781	1.14
Straumann Holding A.G.	342	295,654	0.54
		2,424,499	4.44

	Number of Shares	Value	Percent of Net Assets
Health Care Supplies
Alcon, Inc.*	7,510	$431,519	0.79%

Human Resource & Employment Services
Recruit Holdings Company Ltd.	13,300	457,389	0.84

Industrial Conglomerates
Siemens A.G.	9,257	1,091,744	2.00

Industrial Gases
Air Liquide S.A.	3,278	473,955	0.87

Industrial Machinery
FANUC Corporation	1,400	250,978	0.46
MISUMI Group, Inc.	22,100	554,895	1.01
		805,873	1.47
Integrated Oil & Gas
TOTAL S.A.	19,131	737,661	1.35

Integrated Telecommunication Services
Cellnex Telecom SA	22,162	1,353,605	2.48
Infrastrutture Wireless Italiane SpA	28,330	284,384	0.52
		1,637,989	3.00
Interactive Home Entertainment
Nintendo Co., Ltd.	1,700	760,017	1.39
Sea Ltd. ADR*	4,343	465,743	0.85
		1,225,760	2.24
Interactive Media & Services
Adevinta ASA*	32,589	329,847	0.60
Facebook, Inc. - Cl. A*	1,795	407,591	0.75
REA Group Ltd.	7,405	557,992	1.02
Scout24 A.G.	10,304	797,197	1.46
Tencent Holdings Ltd.	42,900	2,748,941	5.03
Z Holdings Corporation	89,400	438,750	0.80
		5,280,318	9.66
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	12,231	2,638,227	4.83
Amazon.com, Inc.*	88	242,776	0.44
Trainline PLC*	45,709	246,345	0.45
		3,127,348	5.72
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	336	318,931	0.58

Life & Health Insurance
AIA Group Ltd.	64,000	598,886	1.10

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Spotify Technology S.A.*	2,120	$547,363	1.00%

Multi-Line Insurance
AXA S.A.	50,513	1,062,941	1.95

Packaged Foods & Meats
Nestlé S.A.	15,514	1,720,047	3.15

Personal Products
L’Oreal S.A.*	1,030	332,429	0.61
Unilever PLC	23,710	1,278,943	2.34
		1,611,372	2.95
Pharmaceuticals
AstraZeneca PLC	5,149	535,879	0.98
Bayer A.G.	6,481	480,394	0.88
Dechra Pharmaceuticals PLC	22,959	808,679	1.48
GW Pharmaceuticals PLC ADR*	2,257	276,979	0.50
Novartis AG	16,234	1,414,323	2.59
Roche Holding AG	3,897	1,350,114	2.47
Takeda Pharmaceutical Company Ltd.	28,400	1,020,353	1.87
		5,886,721	10.77
Property & Casualty Insurance
Tokio Marine Holdings, Inc.	18,200	796,669	1.46

Real Estate Operating Companies
Aroundtown S.A.*	166,468	954,162	1.75

Real Estate Services
FirstService Corporation	4,200	423,063	0.77

Reinsurance
Muenchener Rueckversicherungs-Gesellschaft AG	2,043	531,987	0.97

Research & Consulting Services
Experian PLC	13,157	461,796	0.84
RELX PLC	15,000	347,186	0.64
		808,982	1.48
Restaurants
Domino’s Pizza Enterprises Ltd.	14,290	685,048	1.25

Semiconductor Equipment
ASML Holding N.V.	2,894	1,058,662	1.94
Tokyo Electron Ltd.	1,700	419,465	0.77
		1,478,127	2.71

	Number of Shares	Value	Percent of Net Assets
Semiconductors
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	5,048	$286,575	0.52%

Specialty Chemicals
Shin-Etsu Chemical Company Ltd.	6,100	715,905	1.31
Symrise A.G.	2,568	300,062	0.55
		1,015,967	1.86
Trucking
Uber Technologies, Inc.*	11,552	359,036	0.66

TOTAL COMMON STOCKS
(Cost $42,683,486)		54,072,039	98.96

SHORT-TERM INVESTMENTS
State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	520,833	520,833	0.95

TOTAL SHORT-TERM INVESTMENTS
(Cost $520,833)		520,833	0.95

TOTAL INVESTMENTS
(Cost $43,204,319)		54,592,872	99.91

Cash and Other Assets, Less Liabilities		47,285	0.09

NET ASSETS		$54,640,157	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$2,208,355	4.05%
Austria	341,384	0.63
Brazil	420,086	0.77
Canada	1,830,062	3.35
China/Hong Kong	6,244,468	11.44
France	4,477,407	8.20
Germany	7,403,879	13.56
India	345,723	0.63
Ireland	248,775	0.46
Italy	284,384	0.52
Japan	8,537,472	15.64
Netherlands	3,001,669	5.50
New Zealand	403,210	0.74
Norway	329,847	0.60
Singapore	465,743	0.85
Spain	1,353,605	2.48
Sweden	977,683	1.79
Switzerland	6,411,047	11.74
Taiwan	286,575	0.53
United Kingdom	6,819,598	12.49
United States(1)	2,201,900	4.03
	$54,592,872	100.00%

(1)	Includes short-term securities.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of June 30, 2020

(Unaudited)

	Number of Shares	Value	Percent of Net Assets

COMMON STOCKS
Apparel, Accessories & Luxury Goods
Hermes International	8,813	$7,399,461	2.88%
lululemon athletica, inc.*	27,734	8,653,285	3.36
		16,052,746	6.24
Application Software
Atlassian Corporation PLC - Cl. A*	26,520	4,780,761	1.86
RingCentral, Inc. - Cl. A*	5,000	1,425,050	0.55
SAP S.E.	35,639	4,981,954	1.94
		11,187,765	4.35
Data Processing & Outsourced Services
Adyen N.V.*	2,583	3,759,540	1.46
PayPal Holdings, Inc.*	46,660	8,129,572	3.16
Square, Inc. - Cl. A*	54,767	5,747,249	2.24
Visa, Inc. - Cl. A	54,241	10,477,734	4.07
		28,114,095	10.93
Financial Exchanges & Data
Deutsche Boerse A.G.	29,063	5,259,726	2.04
S&P Global, Inc.	18,937	6,239,363	2.43
		11,499,089	4.47
Integrated Telecommunication Services
Cellnex Telecom SA	101,256	6,184,487	2.40

Interactive Media & Services
Facebook, Inc. - Cl. A*	47,851	10,865,527	4.22
Scout24 A.G.	55,464	4,291,123	1.67
Tencent Holdings Ltd. ADR	142,852	9,142,528	3.55
		24,299,178	9.44
Internet & Direct Marketing Retail
Alibaba Group Holding Ltd. Spon. ADR*	57,888	12,486,441	4.85
Amazon.com, Inc.*	5,829	16,081,162	6.25
		28,567,603	11.10
Internet Services & Infrastructure
Okta, Inc.*	7,773	1,556,388	0.61
Shopify, Inc. - Cl. A*	7,744	7,350,605	2.86
Twilio, Inc. - Cl. A*	32,635	7,160,771	2.78
		16,067,764	6.25

	Number of Shares	Value	Percent of Net Assets
Metal & Glass Containers
Ball Corporation	90,874	$6,314,834	2.45%

Movies & Entertainment
Spotify Technology S.A.*	37,740	9,744,091	3.79

Personal Products
L’Oreal S.A.*	21,664	6,991,977	2.72

Pharmaceuticals
Roche Holding AG	29,459	10,206,057	3.97

Real Estate Operating Companies
Aroundtown S.A.*	722,518	4,141,331	1.61

Semiconductor Equipment
ASML Holding N.V. - NY Reg. Shs.	26,284	9,673,301	3.76

Semiconductors
NVIDIA Corporation	25,874	9,829,791	3.82
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	56,787	3,223,798	1.25
		13,053,589	5.07
Specialized REITs
Crown Castle International Corp.	44,159	7,390,009	2.87
Digital Realty Trust, Inc.	36,739	5,220,979	2.03
		12,610,988	4.90
Specialty Chemicals
The Sherwin-Williams Company	10,971	6,339,592	2.46

Systems Software
Microsoft Corporation	76,272	15,522,114	6.03
ServiceNow, Inc.*	20,862	8,450,362	3.29
		23,972,476	9.32
Technology Hardware, Storage & Peripherals
Apple, Inc.	26,241	9,572,717	3.72

TOTAL COMMON STOCKS
(Cost $156,008,399)		254,593,680	98.95

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 0.000%	2,936,083	$2,936,083	1.14%

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,936,083)		2,936,083	1.14

TOTAL INVESTMENTS
(Cost $158,944,482)		257,529,763	100.09

Liabilities, Less Cash and Other Assets		(220,959)	(0.09)

NET ASSETS		$257,308,804	100.00%

*	Non-income producing

See notes to schedule of investments.

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Australia	$4,780,761	1.86%
Canada	7,350,605	2.85
China/Hong Kong	21,628,969	8.40
France	14,391,438	5.60
Germany	18,674,134	7.25
Netherlands	13,432,841	5.22
Spain	6,184,487	2.40
Sweden	9,744,091	3.78
Switzerland	10,206,057	3.96
Taiwan	3,223,798	1.25
United States(1)	147,912,582	57.43
	$257,529,763	100.00%

(1)	Includes short-term securities.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service approved by the Funds’ Board of Trustees and subject to review pursuant to procedures established by, and under the general supervision of, the Board of Trustees. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Funds’ Board of Trustees. The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•	Level 3 – significant unobservable inputs (including the Fund’s assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. There were no transfers into or out of Level 3 during the reporting period. The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of June 30, 2020:

Fund Investments by
Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Assets
Common Stocks
Communication Services	$60,130,591	$-	$-	$60,130,591
Consumer Discretionary	159,268,294	-	-	159,268,294
Financials	23,368,369	-	-	23,368,369
Health Care	65,021,377	-	-	65,021,377
Industrials	21,638,296	-	-	21,638,296
Information Technology	298,071,615	-	-	298,071,615
Materials	36,224,177	-	-	36,224,177
Real Estate	20,042,673	-	-	20,042,673
Short-term Investments	10,401,675	-	-	10,401,675
				$694,167,067

Marsico Growth Fund
Assets
Common Stocks
Communication Services	42,720,116	-	-	42,720,116
Consumer Discretionary	60,400,615	-	-	60,400,615
Financials	13,405,862	-	-	13,405,862
Health Care	33,118,127	-	-	33,118,127
Industrials	11,799,609	-	-	11,799,609
Information Technology	138,975,881	-	-	138,975,881
Materials	10,976,839	-	-	10,976,839
Real Estate	11,497,447	-	-	11,497,447
Short-term Investments	16,379,148	-	-	16,379,148
				$339,273,644

Marsico 21st Century Fund
Assets
Common Stocks
Communication Services	11,456,073	-	-	11,456,073
Consumer Discretionary	35,650,401	-	-	35,650,401
Financials	10,379,642	-	-	10,379,642
Health Care	48,289,481	-	-	48,289,481
Industrials	35,085,493	-	-	35,085,493
Information Technology	108,077,821	-	-	108,077,821
Materials	10,057,507	-	-	10,057,507
Real Estate	11,133,363	-	-	11,133,363
Short-term Investments	183,855	-	-	183,855
				$270,313,636

Marsico International Opportunities Fund
Assets
Common Stocks
Communication Services	$2,189,294	$6,502,136	$-	$8,691,430
Consumer Discretionary	3,543,315	3,786,149	-	7,329,464
Consumer Staples	242,714	4,806,111	-	5,048,825
Energy	737,661	-	-	737,661
Financials	1,046,073	6,574,465	-	7,620,538
Health Care	276,979	8,843,251	-	9,120,230
Industrials	607,811	4,784,741	-	5,392,552
Information Technology	2,669,317	4,594,875	-	7,264,192
Materials	-	1,489,922	-	1,489,922
Real Estate	423,063	954,162	-	1,377,225
Short-term Investments	520,833	-	-	520,833
				$54,592,872

Marsico Global Fund
Assets
Common Stocks
Communication Services	29,752,146	10,475,610	-	40,227,756
Consumer Discretionary	37,220,888	7,399,461	-	44,620,349
Consumer Staples	-	6,991,977	-	6,991,977
Financials	6,239,363	5,259,726	-	11,499,089
Health Care	-	10,206,057	-	10,206,057
Information Technology	106,659,753	4,981,954	-	111,641,707
Materials	12,654,426	-	-	12,654,426
Real Estate	12,610,988	4,141,331	-	16,752,319
Short-term Investments	2,936,083	-	-	2,936,083
				$257,529,763

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held. Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2017-2020 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended June 30, 2020, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At June 30, 2020 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Global Fund
Cost of Investments	$388,520,345	$195,636,798	$189,541,369	$43,398,068	$160,110,171

Gross Unrealized Appreciation	$306,588,314	$146,751,940	$85,987,276	$12,852,000	$100,379,080
Gross Unrealized Depreciation	(941,592)	(3,115,094)	(5,215,009)	(1,657,196)	(2,959,488)

Net Unrealized Appreciation on Investments	$305,646,722	$143,636,846	$80,772,267	$11,194,804	$97,419,592

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.